Segment and Geographic Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023 Segment
Segment Reporting [Abstract]
Number of operating segment	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]